Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [line items]
Accounting Policies
Accounting policies

General information
This document constitutes the Annual Report and Financial Statements in accordance with UK Listing Rules requirements and the Annual Report on Form
20-F
in accordance with the US Securities Exchange Act of 1934.
The Consolidated Financial Statements of InterContinental Hotels Group PLC (the
‘
Group’ or ‘IHG’) for the year ended 31 December 2021 were authorised for issue in accordance with a resolution of the Directors on 21 February 2022. InterContinental Hotels Group PLC (the ‘Company’) is incorporated and registered in England and Wales.
Basis of preparation
The Consolidated Financial Statements of IHG have been prepared on a going concern basis (see below) and under the historical cost convention, except for assets and liabilities measured at fair value under relevant accounting standards. The Consolidated Financial Statements have been prepared in accordance with
UK-adopted
international accounting standards and with applicable law and regulations and with International Financial Reporting Standards (‘IFRSs’) as issued by the IASB. On 31 December 2020, IFRSs as adopted by the European Union at that date were brought into UK law and became
UK-adopted
international accounting standards, with future changes being subject to endorsement by the UK Endorsement Board. The Group transitioned to
UK-adopted
international accounting standards in its consolidated financial statements on 1 January 2021. There was no impact or change in accounting policies from the transition.
UK-adopted
international accounting standards differ in certain respects from IFRSs as issued by the IASB. However, the differences have no impact on the Consolidated Financial Statements for the years presented.
Going concern
The resilience of the Group’s
fee-based
model, wide geographic spread and strong cash management means that the Group has been able to generate $636m of net cash from operating activities in a year when trading has still been substantially impacted by the global pandemic. Trading has recovered significantly during 2021, with RevPAR up 46% on 2020 and returning to 70% of 2019’s pre-pandemic
levels.
As at 31 December 2021 the Group had total liquidity of $2,655m, comprising $1,350m of undrawn bank facilities and $1,305m of cash and cash equivalents (net of overdrafts and restricted cash). In March 2021 the Group used cash reserves to repay £600m commercial paper under the UK’s Covid Corporate Financing Facility (‘CCFF’).
In 2020, the Group agreed amendments of existing covenants on its syndicated and bilateral revolving credit facilities (the
‘
bank facilities’) until December 2022 as set out in note 24.
A period of 18 months has been used, from 1 January 2022 to 30 June 2023, to complete the going concern assessment. There are a wide range of possible planning scenarios over the going concern period. In adopting the going concern basis for preparing these financial statements the Directors have considered a scenario (the ‘Base Case’) which is based on continued improvement in demand as travel restrictions are reduced, with RevPAR assumed to reach greater than 90% of 2019 levels in 2023. The only debt maturity in the period under consideration is the £173m 3.875% November 2022 bond which is assumed to be repaid with cash on maturity.
Under this scenario, the bank facilities remain undrawn.
The principal risks and uncertainties which could be applicable have been considered and are able to be absorbed within the $400m liquidity covenant and amended covenant requirements. A large number of the Group’s principal risks, for example macro external factors or preferred brands and loyalty, would result in an impact on RevPAR which is one of the sensitivities assessed against the headroom available in the Base Case.
Climate risks are not considered to have a significant impact over the
18-month
period of assessment. Other principal risks that could result in a large one-off
incident that has a material impact on cash flow have also been considered, for example a cybersecurity event. The assumptions applied in the Base Case scenario are consistent with those used for Group planning purposes, for impairment testing and for assessing recoverability of deferred tax assets.
The Directors have also reviewed a ‘Downside Case’ which is based on current external market downside forecasts with RevPAR growth reduced by 8% in 2022 in comparison to the Base Case followed by similar growth rates to the Base Case in 2023. The Directors have also reviewed a ‘Severe Downside Case’ which is based on a severe but plausible scenario. This assumes that the performance during 2022 continues without further recovery on 2021 levels with RevPAR remaining at 70% of 2019 levels, and then with recovery in 2023. The assumptions used in the going concern assessment are consistent with those used in the viability assessment. Under the Downside Case and Severe Downside Case, the bank facilities remain undrawn.
Under the Severe Downside scenario, there is limited headroom to the covenants at 30 June 2023 to absorb additional risks. However, based on experience in 2020, the Directors reviewed a number of actions, such as reductions in bonuses and other discretionary spend, creating substantial additional headroom. After these actions are taken, the principal risks and uncertainties which could be applicable can be absorbed within the amended covenant requirements.
In the Severe Downside Case, the Group has substantial levels of existing cash reserves available (approximately $1bn at 30 June 2023) and is not expected to draw on the bank facilities. These cash reserves would increase after the additional actions are taken as described above. The Directors reviewed a reverse stress test scenario to determine how much additional RevPAR downside could be absorbed before utilisation of the bank facilities would be required. The Directors concluded that the outcome of this reverse stress test showed that it was very unlikely the bank facilities would need to be drawn.
The leverage and interest cover covenant tests at 30 June 2022, 31 December 2022 and 30 June 2023 (the last day of the assessment period), have been considered as part of the Base Case, Downside Case and Severe Downside Case scenarios. However, as the bank facilities are unlikely to be drawn even in a scenario significantly worse than the Severe Downside scenario, the Group does not need to rely on the additional liquidity provided by the bank facilities to remain a going concern. In the event that a further covenant amendment was required, the Directors believe it is reasonable to expect that such an amendment could be obtained based on prior experience in negotiating the 2020 amendments, however the going concern conclusion is not dependent on this expectation. The bank facilities mature in September 2023, outside the period considered by the going concern assessment and it has been assumed that these bank facilities are renewed as they mature. However, as explained above, the going concern conclusion is not dependent on the bank facilities. The Group also has alternative options to manage this risk including raising additional funding in the capital markets.
Having reviewed these scenarios, the Directors have a reasonable expectation that the Group has sufficient resources to continue operating until at least 30 June 2023 and there are no material uncertainties that may cast doubt on the Group’s going concern status. Accordingly, they continue to adopt the going concern basis in preparing the Financial Statements.
Presentational currency
The Consolidated Financial Statements are presented in millions of US dollars reflecting the profile of the Group’s revenue and operating profit which are primarily generated in US dollars or US dollar-linked currencies.
In the Consolidated Financial Statements, equity share capital, the capital redemption reserve and shares held by employee share trusts are translated into US dollars at the relevant rate of exchange on the last day of the period; the resultant exchange differences are recorded in other reserves.
The functional currency of the Parent Company is sterling since this is a non-trading
holding company located in the United Kingdom that has sterling denominated share capital and whose primary activity is the payment and receipt of sterling dividends and of interest on sterling denominated external borrowings and intercompany balances.
Critical accounting policies and the use of judgements, estimates and assumptions
In determining and applying the Group’s accounting policies, management are required to make judgements, estimates and assumptions. An accounting policy is considered to be critical if its selection or application could materially affect the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements, or the reported amounts of revenues and expenses during the reporting period, or could do so within the next financial year.
Judgements
System Fund
The Group operates a System Fund (the ‘Fund’) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation System and hotel loyalty programme. Assessments are generally levied as a percentage of hotel revenues.
The Fund is not managed to generate a profit or loss for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
In relation to marketing and reservation services, the Group’s performance obligation under IFRS 15 ‘Revenue from Contracts with Customers’ is determined to be the continuous performance of the services rather than the spending of the assessments received. Accordingly, assessment fees are recognised as hotel revenues occur, Fund expenses are charged to the Group income statement as incurred and no constructive obligation is deemed to exist under IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’. Accordingly, no liability is recognised relating to the balance of unspent funds.
No other critical judgements have been made in applying the Group’s accounting policies.
Estimates
Management consider that significant estimates and assumptions are used in the areas described below. Estimates and assumptions are evaluated by management using historical experience and other factors believed to be reasonable based on current circumstances.
In prior years, impairment of
non-current
assets was disclosed as a significant estimate. In the current year no estimates were applied which are considered to result in significant risk of a material adjustment to the carrying amounts of those assets in the next financial year.
Loyalty
programme
The hotel loyalty programme, IHG Rewards, enables members to earn points, funded through hotel assessments, during each qualifying stay at an IHG branded hotel and consume points at a later date for free or reduced accommodation or other benefits. The Group recognises deferred revenue in an amount that reflects IHG’s unsatisfied performance obligations, valued at the stand-alone selling price of the future benefit to the member. The amount of revenue recognised and deferred is impacted by ‘breakage’. On an annual basis the Group engages an external actuary who uses statistical formulae to assist in the estimate of the number of points that will never be consumed (‘breakage’).
Significant estimation uncertainty exists in projecting members’ future consumption activity and how this may be impacted by
Covid-19.
The Group has extended its policies for points expiration and elite status in response to
Covid-19
which is expected to limit breakage increases in the short term. Management’s expectation is that member behaviour will return to pre-pandemic
levels over the longer term. In 2021, the breakage estimate was formed using pre-Covid
behaviour patterns as a base, but giving some weight to activity during the pandemic and incorporating the impact of planned programme changes. However, if member behaviour deviates significantly from expectations during the recovery period, future breakage estimates could increase or decrease. At 31 December 2021, deferred revenue relating to the loyalty programme was $1,292m (2020: $1,245m, 2019: $1,233m). Based on the conditions existing at the balance sheet date, a one percentage point decrease/increase in the breakage estimate relating to earned points would increase/reduce this liability by $55m.
Actuarial gains and losses would correspondingly adjust the amount of System Fund revenues recognised and deferred revenue in the Group statement of financial position.
Expected credit losses
Although cash collection from owners has improved since 2020, the proportion of older debt is higher than in periods prior to the pandemic. There also remains a risk of reduced owner liquidity. These factors, taken together with the continued uncertainties on the pace and scale of market recovery, result in expected credit losses continuing to be a significant estimate.
The provision equates to 25% of gross debt, with each one percentage point change resulting in a $5m change to the provision. If historical evidence was applied to all owner groups (rather than by reference to other sources of data, see page 155), the provision would reduce by $16m; alternatively a 10% collection rate of amounts over 270 days would reduce the provision by $9m.